Goodwill	6 Months Ended
Jun. 30, 2025
Changes in goodwill [abstract]
Goodwill
13. Goodwill

Goodwill
$
Cost
As at January 1, 2024	9,020,813
Additions	-
As at December 31, 2024	9,020,813
As at June 30, 2025	9,020,813

Accumulated impairment
As at January 1, 2024	-
Charge for the year	9,020,813
As at December 31, 2024	9,020,813
As at June 30, 2025	9,020,813

Net book value:
As at December 31, 2024	-
As at June 30, 2025	-
Goodwill related to the acquisition of Simulus Pty Ltd, a hydrometallurgical laboratory and engineering company located in Perth, Australia by Lifezone Asia-Pacific Pty Ltd on July 18, 2023.

Lifezone performed an impairment analysis of the goodwill using the income approach and concluded that the goodwill is fully impaired as at December 31, 2024. The impairment was triggered by a change in strategy for the Simulus business from internal to external use during the second half of 2024. Refer to the notes to consolidated financial statements contained on Form 20-F for the year ended December 31, 2024 for further details on the impairment charge.